Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 44.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,258	$814,206
Guggenheim Strategy Fund II1	32,137	797,006
Total Mutual Funds
(Cost $1,609,630)		1,611,212

	Face Amount
U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	$200,000	199,767
Total U.S. Treasury Bills
(Cost $199,744)		199,767

REPURCHASE AGREEMENTS††,4 - 47.9%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	953,776	953,776
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	787,775	787,775
Total Repurchase Agreements
(Cost $1,741,551)		1,741,551
Total Investments - 97.8%
(Cost $3,550,925)		$3,552,530
Other Assets & Liabilities, net - 2.2%		81,351
Total Net Assets - 100.0%		$3,633,881

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	27	Oct 2024	$3,596,738	$137,958

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,611,212	$—	$—	$1,611,212
U.S. Treasury Bills	—	199,767	—	199,767
Repurchase Agreements	—	1,741,551	—	1,741,551
Commodity Futures Contracts**	137,958	—	—	137,958
Total Assets	$1,749,170	$1,941,318	$—	$3,690,488

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,384,699	$–	$(600,000)	$(9,585)	$21,892	$797,006	32,137	$44,426
Guggenheim Ultra Short Duration Fund — Institutional Class	1,395,784	–	(600,000)	(3,076)	21,498	814,206	81,258	41,153
	$2,780,483	$–	$(1,200,000)	$(12,661)	$43,390	$1,611,212		$85,579

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MUTUAL FUNDS† - 35.2%
Guggenheim Strategy Fund III[1]	235,195	$5,854,008
Guggenheim Strategy Fund II1	166,856	4,138,026
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,497	2,580,117
Total Mutual Funds
(Cost $12,548,781)		12,572,151

	Face Amount	Value
U.S. TREASURY BILLS†† - 29.5%
U.S. Treasury Bills
4.63% due 10/10/24[2,3]	$10,545,000	10,532,755
Total U.S. Treasury Bills
(Cost $10,531,490)		10,532,755

REPURCHASE AGREEMENTS††,4 - 36.1%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	7,046,846	7,046,846
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	5,820,368	5,820,368
Total Repurchase Agreements
(Cost $12,867,214)		12,867,214
Total Investments - 100.8%
(Cost $35,947,485)		$35,972,120
Other Assets & Liabilities, net - (0.8)%		(283,309)
Total Net Assets - 100.0%		$35,688,811

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Copper Futures Contracts	8	Dec 2024	$909,700	$93,054
Natural Gas Futures Contracts	28	Oct 2024	813,680	57,977
Sugar #11 Futures Contracts	20	Jun 2025	452,480	53,386
Coffee ‘C’ Futures Contracts	3	Dec 2024	306,112	42,122
Cotton #2 Futures Contracts	13	Dec 2024	478,010	28,979
Cocoa Futures Contracts	6	Dec 2024	464,160	22,101
Gold 100 oz. Futures Contracts	16	Dec 2024	4,244,640	19,512
LME Zinc Futures Contracts	3	Nov 2024	231,237	8,996
LME Primary Aluminum Futures Contracts	4	Nov 2024	260,141	6,036
Cattle Feeder Futures Contracts	1	Nov 2024	122,513	5,493
Hard Red Winter Wheat Futures Contracts	22	Dec 2024	642,400	4,548
Red Spring Wheat Futures Contracts	15	Dec 2024	464,438	4,513
Coffee ‘C’ Futures Contracts	2	May 2025	200,025	1,906
WTI Crude Futures Contracts	1	Oct 2024	68,230	1,617
Palladium Futures Contracts	2	Dec 2024	199,200	1,095
Live Cattle Futures Contracts	1	Dec 2024	73,960	422
Brent Crude Futures Contracts	1	Dec 2024	71,770	168
Low Sulphur Gas Oil Futures Contracts	7	Dec 2024	456,225	(1,412)
Silver Futures Contracts	5	Dec 2024	785,750	(7,202)
Gasoline RBOB Futures Contracts	6	Nov 2024	480,060	(12,313)
			$11,724,731	$330,998

Equity Futures Contracts Purchased†
S&P/TSX 60 IX Index Futures Contracts	26	Dec 2024	$5,551,523	$133,888
S&P 500 Index Mini Futures Contracts	19	Dec 2024	5,525,200	91,760
Tokyo Stock Price Index Futures Contracts	5	Dec 2024	924,348	30,841
Russell 2000 Index Mini Futures Contracts	9	Dec 2024	1,012,410	14,376
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2024	629,880	14,017
Dow Jones Industrial Average Index Mini Futures Contracts	7	Dec 2024	1,492,820	7,026
SPI 200 Index Futures Contracts	6	Dec 2024	858,654	4,324

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
CAC 40 10 Euro Index Futures Contracts	1	Oct 2024	$85,360	$2,272
IBEX 35 Index Futures Contracts††	1	Oct 2024	132,104	1,751
FTSE/JSE Top 40 Index Futures Contracts††	4	Dec 2024	185,491	1,100
OMX Stockholm 30 Index Futures Contracts††	1	Oct 2024	25,984	574
Euro STOXX 50 Index Futures Contracts	2	Dec 2024	112,284	197
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2024	405,415	155
FTSE 100 Index Futures Contracts	17	Dec 2024	1,888,813	(1,999)
			$18,830,286	$300,282

Currency Futures Contracts Purchased†
Australian Dollar Futures Contracts	73	Dec 2024	$5,051,965	$55,569
British Pound Futures Contracts	59	Dec 2024	4,930,188	45,303
New Zealand Dollar Futures Contracts	30	Dec 2024	1,906,350	25,224
Euro FX Futures Contracts	74	Dec 2024	10,329,475	15,459
Canadian Dollar Futures Contracts	145	Dec 2024	10,743,775	5,996
Japanese Yen Futures Contracts	11	Dec 2024	966,350	(8,609)
Mexican Peso Futures Contracts	37	Dec 2024	928,885	(12,958)
			$34,856,988	$125,984

Interest Rate Futures Contracts Purchased†
Euro - Schatz Futures Contracts	160	Dec 2024	$19,091,658	$41,140
U.S. Treasury 2 Year Note Futures Contracts	175	Dec 2024	36,447,852	36,969
Euro - Bund Futures Contracts	41	Dec 2024	6,159,817	32,702
Euro - BTP Italian Government Bond Futures Contracts††	4	Dec 2024	540,728	11,203
Euro - OATS Futures Contracts	6	Dec 2024	848,179	5,056
Euro - Bobl Futures Contracts	14	Dec 2024	1,871,500	3,876
U.S. Treasury Long Bond Futures Contracts	1	Dec 2024	124,375	40
Australian Government 10 Year Bond Futures Contracts	1	Dec 2024	80,430	(256)
Long Gilt Futures Contracts††	10	Dec 2024	1,316,032	(4,117)
U.S. Treasury 5 Year Note Futures Contracts	111	Dec 2024	12,204,797	(7,958)
U.S. Treasury Ultra Long Bond Futures Contracts	16	Dec 2024	2,132,500	(13,338)
Australian Government 3 Year Bond Futures Contracts	113	Dec 2024	8,370,486	(13,756)
U.S. Treasury 10 Year Note Futures Contracts	89	Dec 2024	10,179,375	(16,155)
			$99,367,729	$75,406

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	4	Dec 2024	$526,413	$8,586
Canadian Government 10 Year Bond Futures Contracts††	24	Dec 2024	2,211,981	7,299
U.S. Treasury Long Bond Futures Contracts	5	Dec 2024	621,875	3,332
Australian Government 10 Year Bond Futures Contracts	11	Dec 2024	884,731	292
			$4,245,000	$19,509

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	20	Dec 2024	$2,979,000	$1,597
Japanese Yen Futures Contracts	19	Dec 2024	1,669,150	(1,555)
			$4,648,150	$42

Equity Futures Contracts Sold Short†
FTSE Taiwan Index Futures Contracts	18	Oct 2024	$1,332,540	$(819)
IBEX 35 Index Futures Contracts††	2	Oct 2024	264,207	(2,094)
DAX Index Futures Contracts	1	Dec 2024	544,186	(4,415)
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2024	810,830	(12,242)
MSCI EAFE Index Futures Contracts	13	Dec 2024	1,618,370	(31,061)
			$4,570,133	$(50,631)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short†
Soybean Oil Futures Contracts	40	Dec 2024	$1,039,440	$31,035
Soybean Futures Contracts	35	Nov 2024	1,849,313	16,709
Lean Hogs Futures Contracts	37	Dec 2024	1,084,840	16,213
Gasoline RBOB Futures Contracts	6	Dec 2024	477,943	10,972
Brent Crude Futures Contracts	3	Oct 2024	215,310	2,332
Low Sulphur Gas Oil Futures Contracts	8	Jan 2025	521,600	1,987
Gasoline RBOB Futures Contracts	3	Oct 2024	243,558	322
LME Primary Aluminum Futures Contracts	3	Nov 2024	195,106	(13)
Cotton #2 Futures Contracts	14	Dec 2024	514,780	(514)
Platinum Futures Contracts	8	Jan 2025	396,280	(1,172)
LME Zinc Futures Contracts	3	Nov 2024	231,237	(1,865)
Coffee ‘C’ Futures Contracts	2	Dec 2024	204,075	(2,256)
Wheat Futures Contracts	25	Dec 2024	729,375	(2,842)
Soybean Meal Futures Contracts	3	Dec 2024	102,360	(3,587)
LME Lead Futures Contracts	4	Nov 2024	207,927	(3,997)
Hard Red Winter Wheat Futures Contracts	3	Dec 2024	87,600	(4,130)
WTI Crude Futures Contracts	8	Oct 2024	545,840	(4,476)
Natural Gas Futures Contracts	3	Dec 2024	107,580	(6,968)
LME Nickel Futures Contracts	1	Nov 2024	104,493	(7,461)
Natural Gas Futures Contracts	8	Nov 2024	266,160	(9,140)
Low Sulphur Gas Oil Futures Contracts	17	Nov 2024	1,114,350	(12,878)
ICE Endex Dutch TTF Natural Gas Futures Contracts	10	Nov 2024	323,983	(14,853)
Live Cattle Futures Contracts	12	Dec 2024	887,520	(19,953)
NY Harbor ULSD Futures Contracts	13	Oct 2024	1,177,558	(20,802)
Cotton #2 Futures Contracts	16	May 2025	611,760	(30,219)
Corn Futures Contracts	196	Dec 2024	4,155,200	(66,590)
Sugar #11 Futures Contracts	39	Feb 2025	984,110	(108,344)
			$18,379,298	$(242,490)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,572,151	$—	$—	$12,572,151
U.S. Treasury Bills	—	10,532,755	—	10,532,755
Repurchase Agreements	—	12,867,214	—	12,867,214
Commodity Futures Contracts**	431,495	—	—	431,495
Equity Futures Contracts**	298,856	3,425	—	302,281
Interest Rate Futures Contracts**	123,407	27,088	—	150,495
Currency Futures Contracts**	149,148	—	—	149,148
Total Assets	$13,575,057	$23,430,482	$—	$37,005,539

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$342,987	$—	$—	$342,987
Interest Rate Futures Contracts**	51,463	4,117	—	55,580
Equity Futures Contracts**	50,536	2,094	—	52,630
Currency Futures Contracts**	23,122	—	—	23,122
Total Liabilities	$468,108	$6,211	$—	$474,319

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,087,969	$–	$–	$–	$50,057	$4,138,026	166,856	$175,217
Guggenheim Strategy Fund III	5,774,042	–	–	–	79,966	5,854,008	235,195	236,630
Guggenheim Ultra Short Duration Fund — Institutional Class	2,536,343	–	–	–	43,774	2,580,117	257,497	99,561
	$12,398,354	$–	$–	$–	$173,797	$12,572,151		$511,408

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 45.2%
Consumer, Non-cyclical - 12.8%
Catalent, Inc.*,1	18,095	$1,096,014
Amedisys, Inc.*,1	9,459	912,888
R1 RCM, Inc.*	60,795	861,465
Aaron’s Company, Inc.	73,071	727,057
Axonics, Inc.*	10,075	701,220
Surmodics, Inc.*	17,987	697,536
Sterling Check Corp.*,1	34,373	574,717
PetIQ, Inc.*	16,536	508,813
Revance Therapeutics, Inc.*	91,072	472,663
Kellanova	4,493	362,630
Vector Group Ltd.	11,558	172,445
Exscientia plc ADR*,2	31,618	154,296
Total Consumer, Non-cyclical		7,241,744
Consumer, Cyclical - 7.2%
Capri Holdings Ltd.*,1	38,881	1,650,110
Vizio Holding Corp. — Class A*	64,347	718,756
Chuy’s Holdings, Inc.*	18,938	708,281
Everi Holdings, Inc.*,1	42,461	557,937
Bally’s Corp.*	24,463	421,987
Total Consumer, Cyclical		4,057,071
Financial - 5.3%
Heartland Financial USA, Inc.[1]	17,384	985,673
Discover Financial Services	5,648	792,358
Enstar Group Ltd.*	1,116	358,895
First Bancshares, Inc.	10,421	334,827
Premier Financial Corp.	13,790	323,789
Independent Bank Group, Inc.	3,925	226,316
Total Financial		3,021,858
Communications - 5.0%
Juniper Networks, Inc.[1]	22,572	879,856
Infinera Corp.*	85,267	575,552
Endeavor Group Holdings, Inc. — Class A1,2	19,915	568,773
Perficient, Inc.*	6,728	507,829
Frontier Communications Parent, Inc.*	4,854	172,463
Squarespace, Inc. — Class A*	2,160	100,289
Total Communications		2,804,762
Technology - 4.9%
HashiCorp, Inc. — Class A*	25,183	852,696
PowerSchool Holdings, Inc. — Class A*	20,608	470,069
Envestnet, Inc.*	7,346	460,007
Thoughtworks Holding, Inc.*	82,109	362,922
ANSYS, Inc.*,1	1,119	356,547
PlayAGS, Inc.*,1	24,807	282,551
Total Technology		2,784,792
Energy - 4.0%
Hess Corp.[1]	5,382	730,876
ChampionX Corp.	21,696	654,135
Marathon Oil Corp.	19,532	520,137
Southwestern Energy Co.*	54,622	388,363
Total Energy		2,293,511
Industrial - 2.5%
Stericycle, Inc.*	12,504	762,744
Spirit AeroSystems Holdings, Inc. — Class A*,1	16,760	544,868
Iteris, Inc.*	14,354	102,487
Total Industrial		1,410,099
Utilities - 2.0%
ALLETE, Inc.[1]	8,866	569,109
Atlantica Sustainable Infrastructure plc	25,387	558,006
Total Utilities		1,127,115
Basic Materials - 1.5%
Haynes International, Inc.[1]	13,993	833,143
Total Common Stocks
(Cost $25,394,940)		25,574,095

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Novartis AG*,†††	9,562	–
Bristol-Myers Squibb Co.*	12,237	–
Johnson & Johnson*,†††	3,841	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $3,729)		–

MUTUAL FUNDS† - 17.5%
Guggenheim Strategy Fund II3	180,814	4,484,187
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	372,218	3,729,624
Guggenheim Strategy Fund III[3]	66,959	1,666,605
Total Mutual Funds
(Cost $9,860,869)		9,880,416

CLOSED-END MUTUAL FUNDS***,† - 6.9%
Virtus Total Return Fund, Inc.	17,393	107,842
BlackRock MuniHoldings California Quality Fund, Inc.	9,189	105,857
Western Asset Inflation-Linked Opportunities & Income Fund	11,927	105,435
Nuveen Dow 30sm Dynamic Overwrite Fund	7,018	104,217
BlackRock Enhanced Global Dividend Trust	9,243	104,076
BlackRock Municipal 2030 Target Term Trust	4,807	103,927
Allspring Global Dividend Opportunity Fund	20,416	102,284
Clough Global Equity Fund	14,737	102,263
Tri-Continental Corp.	3,015	99,616
General American Investors Company, Inc.	1,846	98,964
Gabelli Dividend & Income Trust	4,040	98,778
SRH Total Return Fund, Inc.	6,124	96,759
BlackRock Enhanced International Dividend Trust	16,266	94,343
Gabelli Healthcare & WellnessRx Trust	7,532	82,475
Mexico Fund, Inc.	5,454	82,301
Royce Micro-Capital Trust, Inc.	8,273	79,504
Ellsworth Growth and Income Fund Ltd.	8,093	72,756
abrdn Total Dynamic Dividend Fund	7,879	71,699
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	5,836	70,791

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.9% (continued)
abrdn Global Dynamic Dividend Fund	6,204	$65,886
abrdn Japan Equity Fund, Inc.	10,083	63,019
abrdn Emerging Markets Equity Income Fund, Inc.	10,744	60,542
Bancroft Fund Ltd.	3,517	58,980
BlackRock MuniHoldings New York Quality Fund, Inc.	5,187	57,887
BNY Mellon Strategic Municipals, Inc.	6,896	44,893
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	3,914	43,680
Royce Small-Capital Trust, Inc.	2,589	40,647
New Germany Fund, Inc.	4,320	38,578
Swiss Helvetia Fund, Inc.	3,966	35,496
John Hancock Hedged Equity & Income Fund	3,003	32,943
abrdn Life Sciences Investors	2,021	30,477
Western Asset Inflation-Linked Income Fund	3,483	29,780
Voya Emerging Markets High Dividend Equity Fund	4,851	27,675
BlackRock MuniYield Michigan Quality Fund, Inc.	2,246	26,974
Sprott Focus Trust, Inc.	3,259	25,159
Templeton Emerging Markets Fund/United States	1,843	24,954
abrdn National Municipal Income Fund	1,992	22,251
MFS Municipal Income Trust	3,626	20,741
Gabelli Global Small and Mid Capital Value Trust	1,447	17,957
abrdn Healthcare Investors	917	17,075
Herzfeld Caribbean Basin Fund, Inc.	7,511	16,975
Nuveen Quality Municipal Income Fund	1,310	16,218
GAMCO Natural Resources Gold & Income Trust	2,615	15,350
European Equity Fund, Inc.	1,630	15,289
Franklin Universal Trust	1,841	13,918
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	1,366	12,854
John Hancock Tax-Advantaged Dividend Income Fund	549	12,748
Virtus Convertible & Income Fund II	4,079	12,686
Nuveen Real Asset Income and Growth Fund	923	12,618
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	1,449	12,577
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,435	12,513
Putnam Municipal Opportunities Trust	1,147	12,502
Virtus Convertible & Income Fund	3,559	12,457
Invesco Advantage Municipal Income Trust II	1,336	12,438
Invesco Quality Municipal Income Trust	1,191	12,434
Eaton Vance Tax-Advantaged Global Dividend Income Fund	639	12,422
BlackRock MuniYield Quality Fund III, Inc.	1,035	12,420
Western Asset Emerging Markets Debt Fund, Inc.	1,220	12,420
Nuveen Municipal Credit Income Fund	948	12,419
Nuveen AMT-Free Quality Municipal Income Fund	1,037	12,413
DWS Municipal Income Trust	1,244	12,403
Nuveen AMT-Free Municipal Credit Income Fund	926	12,399
Eaton Vance Municipal Bond Fund	1,152	12,396
Nuveen New Jersey Quality Municipal Income Fund	947	12,349
Invesco Municipal Opportunity Trust	1,202	12,344
Nuveen New York Quality Municipal Income Fund	1,047	12,344
BlackRock California Municipal Income Trust	1,021	12,344
Eaton Vance Risk-Managed Diversified Equity Income Fund	1,340	12,341
Nuveen S&P 500 Buy-Write Income Fund	899	12,334
Blackrock Science & Technology Trust	348	12,333
BlackRock Municipal Income Fund, Inc.	980	12,328
Eaton Vance Tax-Advantaged Dividend Income Fund	499	12,320
Nuveen NASDAQ 100 Dynamic Overwrite Fund	490	12,309
Nuveen Real Estate Income Fund	1,323	12,304
Invesco Municipal Trust	1,199	12,302
BlackRock MuniHoldings Fund, Inc.	972	12,296
Invesco Trust for Investment Grade Municipals	1,164	12,292
BlackRock MuniYield Fund, Inc.	1,074	12,276
Invesco Value Municipal Income Trust	953	12,275
BlackRock Enhanced Capital and Income Fund, Inc.	623	12,267
Nuveen California Quality Municipal Income Fund	1,031	12,259
BlackRock Enhanced Equity Dividend Trust	1,417	12,257
Nuveen New York AMT-Free Quality Municipal Income Fund	1,094	12,253
Western Asset Managed Municipals Fund, Inc.	1,127	12,217
Allspring Multi-Sector Income Fund	1,275	12,215

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.9% (continued)
BlackRock Health Sciences Trust	290	$12,160
Franklin Limited Duration Income Trust[2]	1,818	12,126
BlackRock MuniYield New York Quality Fund, Inc.	1,102	11,880
Eaton Vance Tax-Managed Buy-Write Income Fund	809	11,674
BlackRock Municipal Income Trust	1,092	11,542
BlackRock Municipal Income Trust II	1,019	11,474
Eaton Vance National Municipal Opportunities Trust	621	11,147
Invesco Dynamic Credit Opportunity Fund	1,000	10,964
BlackRock Municipal Income Quality Trust	898	10,812
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	406	10,775
PIMCO New York Municipal Income Fund II	1,347	10,628
Nuveen Pennsylvania Quality Municipal Income Fund	841	10,613
BNY Mellon Municipal Income, Inc.	1,437	10,504
Nuveen Global High Income Fund	777	10,396
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,646	10,255
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,154	10,201
BlackRock MuniVest Fund, Inc.	1,336	10,154
BlackRock MuniVest Fund II, Inc.	878	10,000
BlackRock MuniHoldings Quality Fund II, Inc.	932	9,963
Nuveen S&P 500 Dynamic Overwrite Fund	592	9,934
Pioneer High Income Fund, Inc.	1,239	9,912
Royce Global Trust, Inc.	834	9,674
BlackRock New York Municipal Income Trust	877	9,647
Putnam Managed Municipal Income Trust	1,475	9,602
MFS Charter Income Trust	1,460	9,592
Flaherty & Crumrine Total Return Fund, Inc.	551	9,527
BlackRock MuniYield Quality Fund II, Inc.	858	9,284
Nuveen Arizona Quality Municipal Income Fund	782	9,243
Pioneer Diversified High Income Fund, Inc.	751	9,237
Nuveen Massachusetts Quality Municipal Income Fund	754	8,807
Pioneer Municipal High Income Advantage Fund, Inc.	990	8,752
Invesco Trust for Investment Grade New York Municipals	754	8,694
MFS Multimarket Income Trust	1,736	8,454
Pioneer Municipal High Income Fund Trust	880	8,448
Eaton Vance New York Municipal Bond Fund	848	8,446
Western Asset Intermediate Muni Fund, Inc.	1,027	8,421
Allspring Utilities and High Income Fund	750	8,370
Principal Real Estate Income Fund	748	8,357
Nuveen New York Municipal Value Fund	968	8,334
abrdn Australia Equity Fund, Inc.	1,744	8,214
BlackRock MuniYield Pennsylvania Quality Fund	647	8,087
Invesco Pennsylvania Value Municipal Income Trust	707	7,996
MFS High Yield Municipal Trust	2,148	7,872
Nuveen Select Maturities Municipal Fund	850	7,871
PIMCO New York Municipal Income Fund	948	7,868
MFS High Income Municipal Trust	1,945	7,790
Nuveen Missouri Quality Municipal Income Fund	692	7,638
MFS Investment Grade Municipal Trust	922	7,579
DTF Tax-Free Income 2028 Term Fund, Inc.	649	7,314
MFS Intermediate High Income Fund	4,058	7,223
Nuveen New York Select Tax-Free Income Portfolio	590	7,180
LMP Capital and Income Fund, Inc.	394	6,930
Duff & Phelps Utility and Infrastructure Fund, Inc.	584	6,856
Federated Hermes Premier Municipal Income Fund	550	6,831
Lazard Global Total Return and Income Fund, Inc.	376	6,821
abrdn Global Infrastructure Income Fund	337	6,814
Voya Asia Pacific High Dividend Equity Income Fund	991	6,788
Voya Infrastructure Industrials and Materials Fund	597	6,782
BNY Mellon High Yield Strategies Fund	2,511	6,755
Insight Select Income Fund	381	6,725
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	409	6,712
First Trust Specialty Finance and Financial Opportunities Fund	1,649	6,711
AllianceBernstein National Municipal Income Fund, Inc.	568	6,702

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.9% (continued)
Nuveen Municipal Value Fund, Inc.	736	$6,639
Liberty All Star Growth Fund, Inc.	1,182	6,631
Allspring Income Opportunities Fund	926	6,602
Eaton Vance California Municipal Bond Fund	684	6,601
Eaton Vance Municipal Income Trust	601	6,593
Blackstone Strategic Credit Fund	532	6,554
abrdn Healthcare Opportunities Fund	296	6,536
Adams Diversified Equity Fund, Inc.	303	6,533
Neuberger Berman Municipal Fund, Inc.	588	6,533
Voya Global Advantage and Premium Opportunity Fund	683	6,488
Eaton Vance California Municipal Income Trust	594	6,457
PIMCO California Municipal Income Fund	631	6,285
Virtus Dividend Interest & Premium Strategy Fund	450	5,868
High Income Securities Fund	850	5,806
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	419	5,782
BlackRock Resources & Commodities Strategy Trust	602	5,779
Western Asset High Income Opportunity Fund, Inc.	1,419	5,747
Aberdeen Asia-Pacific Income Fund, Inc.*	330	5,742
PGIM Global High Yield Fund, Inc.	449	5,738
Nuveen Floating Rate Income Fund	650	5,733
Nuveen Multi-Asset Income Fund	433	5,724
India Fund, Inc.	300	5,706
BlackRock Energy and Resources Trust	443	5,706
ClearBridge Energy Midstream Opportunity Fund, Inc.	135	5,697
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	691	5,666
Saba Capital Income & Opportunities Fund	735	5,579
Highland Opportunities and Income Fund	910	5,578
Barings Global Short Duration High Yield Fund	365	5,541
Clough Global Opportunities Fund	963	5,248
PIMCO New York Municipal Income Fund III	770	4,851
Western Asset Global High Income Fund, Inc.	639	4,435
Nuveen Multi-Market Income Fund	670	4,261
Templeton Emerging Markets Income Fund	720	4,197
Saba Capital Income & Opportunities Fund II	473	4,025
Special Opportunities Fund, Inc.	271	3,770
Flaherty & Crumrine Preferred & Income Fund, Inc.	300	3,585
Nuveen Mortgage and Income Fund	158	2,912
BlackRock Virginia Municipal Bond Trust	220	2,523
RiverNorth Capital and Income Fund	161	2,478
Highland Global Allocation Fund	309	2,429
Clough Global Dividend and Income Fund	256	1,508
John Hancock Investors Trust	103	1,448
John Hancock Income Securities Trust	122	1,418
Nuveen Intermediate Duration Municipal Term Fund Liquidating Trust*	955	–
Total Closed-End Mutual Funds
(Cost $3,520,816)		3,923,903

	Face Amount
U.S. TREASURY BILLS†† - 14.3%
U.S. Treasury Bills
4.63% due 10/10/24[4,5]	$4,658,000	4,652,591
5.12% due 10/24/24[1,5]	3,460,000	3,449,560
Total U.S. Treasury Bills
(Cost $8,100,598)		8,102,151

REPURCHASE AGREEMENTS††,6 - 9.3%
J.P. Morgan Securities LLC issued 09/30/24 at 4.86% due 10/01/24	2,892,380	2,892,380
BofA Securities, Inc. issued 09/30/24 at 4.85% due 10/01/24	2,388,972	2,388,972
Total Repurchase Agreements
(Cost $5,281,352)		5,281,352

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.82%[8]	134,598	134,598
Total Securities Lending Collateral
(Cost $134,598)		134,598
Total Investments - 93.4%
(Cost $52,296,902)		$52,896,515

COMMON STOCKS SOLD SHORT† - (11.1)%
Technology - (0.3)%
Synopsys, Inc.*	386	(195,467)
Communications - (0.4)%
Nokia Oyj ADR	45,660	(199,534)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS SOLD SHORT† - (11.1)% (continued)
Industrial - (0.6)%
Boeing Co.*	2,072	$(315,027)
Consumer, Non-cyclical - (0.6)%
Recursion Pharmaceuticals, Inc. — Class A*	24,438	(161,046)
First Advantage Corp.*	9,422	(187,027)
Total Consumer, Non-cyclical		(348,073)
Energy - (4.3)%
Noble Corporation plc	1	(36)
Equities Corp.	1	(37)
Chesapeake Energy Corp.	4,736	(389,536)
ConocoPhillips	4,981	(524,400)
Schlumberger N.V.	15,947	(668,977)
Chevron Corp.	5,517	(812,489)
Total Energy		(2,395,475)
Financial - (4.9)%
SouthState Corp.	2,355	(228,859)
WesBanco, Inc.	11,032	(328,533)
Renasant Corp.	10,421	(338,683)
Capital One Financial Corp.	5,756	(861,846)
UMB Financial Corp.	9,561	(1,004,957)
Total Financial		(2,762,878)
Total Common Stocks Sold Short
(Proceeds $6,155,071)		(6,216,454)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.6)%
iShares Mortgage Real Estate ETF	19	(451)
iShares MBS ETF	10	(958)
Financial Select Sector SPDR Fund	40	(1,813)
Technology Select Sector SPDR Fund	19	(4,289)
iShares JP Morgan USD Emerging Markets Bond ETF	65	(6,083)
VanEck Gold Miners ETF	168	(6,690)
Materials Select Sector SPDR Fund	83	(8,000)
iShares U.S. Real Estate ETF	88	(8,965)
SPDR Gold Shares — Class D*	46	(11,181)
SPDR S&P Biotech ETF	123	(12,152)
Utilities Select Sector SPDR Fund	182	(14,702)
iShares iBoxx $ Investment Grade Corporate Bond ETF	137	(15,478)
iShares MSCI All Country Asia ex Japan ETF	241	(18,906)
Invesco Senior Loan ETF	901	(18,930)
iShares Preferred & Income Securities ETF	601	(19,971)
iShares Floating Rate Bond ETF	453	(23,121)
iShares 7-10 Year Treasury Bond ETF	277	(27,179)
iShares Latin America 40 ETF	1,517	(39,305)
Schwab U.S. Aggregate Bond ETF	886	(42,103)
iShares Core High Dividend ETF	532	(62,574)
iShares iBoxx High Yield Corporate Bond ETF	1,015	(81,505)
iShares Russell 1000 Growth ETF	233	(87,464)
Health Care Select Sector SPDR Fund	595	(91,642)
iShares MSCI Emerging Markets ETF	2,049	(93,967)
VanEck High Yield Muni ETF	2,175	(115,427)
iShares TIPS Bond ETF	1,169	(129,139)
SPDR Bloomberg Convertible Securities ETF	2,056	(157,469)
iShares Russell 2000 Index ETF	932	(205,870)
SPDR S&P 500 ETF Trust	544	(312,125)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	12,371	(324,986)
iShares National Muni Bond ETF	3,181	(345,552)
iShares Russell 1000 Value ETF	2,005	(380,549)
SPDR Nuveen Bloomberg Municipal Bond ETF	11,226	(525,714)
iShares MSCI EAFE ETF	6,626	(554,132)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,702,692)		(3,748,392)
Total Securities Sold Short - (17.7)%
(Proceeds $9,857,763)		$(9,964,846)
Other Assets & Liabilities, net - 24.2%		13,720,666
Total Net Assets - 100.0%		$56,652,335

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	160	Jun 2025	$3,619,840	$419,385
Cotton #2 Futures Contracts	103	Dec 2024	3,787,310	192,533
Natural Gas Futures Contracts	50	Oct 2024	1,453,000	137,612
Gold 100 oz. Futures Contracts	2	Dec 2024	530,580	45,134
Cattle Feeder Futures Contracts	4	Nov 2024	490,050	21,972
Silver Futures Contracts	1	Dec 2024	157,150	18,477
Coffee ‘C’ Futures Contracts	18	May 2025	1,800,225	17,184
Cocoa Futures Contracts	2	Dec 2024	154,720	15,374

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
LME Zinc Futures Contracts	3	Nov 2024	$231,237	$14,687
Low Sulphur Gas Oil Futures Contracts	5	Nov 2024	327,750	12,492
Brent Crude Futures Contracts	6	Oct 2024	430,620	9,590
Copper Futures Contracts	1	Dec 2024	113,713	8,722
Live Cattle Futures Contracts	6	Dec 2024	443,760	8,686
WTI Crude Futures Contracts	5	Oct 2024	341,150	8,087
LME Primary Aluminum Futures Contracts	1	Nov 2024	65,035	(809)
Gasoline RBOB Futures Contracts	4	Oct 2024	324,744	(8,503)
Low Sulphur Gas Oil Futures Contracts	59	Dec 2024	3,845,325	(11,897)
Gasoline RBOB Futures Contracts	45	Nov 2024	3,600,450	(92,347)
			$21,716,659	$816,379

Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	81	Dec 2024	5,147,145	160,867
British Pound Futures Contracts	83	Dec 2024	6,935,688	142,318
Australian Dollar Futures Contracts	24	Dec 2024	1,660,920	24,365
Canadian Dollar Futures Contracts	8	Dec 2024	592,760	(141)
Japanese Yen Futures Contracts	59	Dec 2024	5,183,150	(38,802)
			$19,519,663	$288,607

Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	27	Dec 2024	$3,649,917	$68,658
Euro - Bund Futures Contracts	36	Dec 2024	5,408,620	48,262
Euro - OATS Futures Contracts	62	Dec 2024	8,764,517	40,033
Canadian Government 10 Year Bond Futures Contracts††	18	Dec 2024	1,658,986	5,312
Euro - 30 year Bond Futures Contracts	1	Dec 2024	151,821	1,368
U.S. Treasury Long Bond Futures Contracts	3	Dec 2024	373,125	642
U.S. Treasury Ultra Long Bond Futures Contracts	1	Dec 2024	133,281	114
U.S. Treasury 10 Year Note Futures Contracts	1	Dec 2024	114,375	(38)
			$20,254,642	$164,351

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	47	Nov 2024	850,700	18,601
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2024	427,040	11,931
IBEX 35 Index Futures Contracts††	3	Oct 2024	396,311	10,528
SPI 200 Index Futures Contracts	4	Dec 2024	572,436	10,429
OMX Stockholm 30 Index Futures Contracts††	5	Oct 2024	129,919	4,323
Euro STOXX 50 Index Futures Contracts	1	Dec 2024	56,142	2,064
FTSE 100 Index Futures Contracts	3	Dec 2024	333,320	1,083
NASDAQ-100 Index Mini Futures Contracts	3	Dec 2024	1,216,245	464
Dow Jones Industrial Average Index Mini Futures Contracts	7	Dec 2024	1,492,820	323
S&P 500 Index Mini Futures Contracts	5	Dec 2024	1,454,000	261
Russell 2000 Index Mini Futures Contracts	10	Dec 2024	1,124,900	204
CBOE Volatility Index Futures Contracts	151	Dec 2024	2,713,470	(7,771)
			$10,767,303	$52,440

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	48	Dec 2024	6,316,955	33,189
Australian Government 10 Year Bond Futures Contracts	89	Dec 2024	7,158,281	8,551
			$13,475,236	$41,740

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	96	Dec 2024	14,299,200	6,294

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	55	Jan 2025	$1,023,000	$(9,246)
CBOE Volatility Index Futures Contracts	92	Oct 2024	1,734,200	(19,282)
			$2,757,200	$(28,528)

Commodity Futures Contracts Sold Short†
Gasoline RBOB Futures Contracts	47	Dec 2024	3,743,888	85,934
Soybean Futures Contracts	17	Nov 2024	898,238	76,871
Low Sulphur Gas Oil Futures Contracts	61	Jan 2025	3,977,200	15,149
Soybean Oil Futures Contracts	23	Dec 2024	597,678	5,778
Lean Hogs Futures Contracts	5	Dec 2024	146,600	(1,216)
LME Lead Futures Contracts	5	Nov 2024	259,909	(6,617)
Coffee ‘C’ Futures Contracts	11	Dec 2024	1,122,412	(12,410)
NY Harbor ULSD Futures Contracts	8	Oct 2024	724,651	(17,291)
Corn Futures Contracts	44	Dec 2024	932,800	(21,032)
LME Nickel Futures Contracts	3	Nov 2024	313,479	(24,312)
Hard Red Winter Wheat Futures Contracts	29	Dec 2024	846,800	(27,539)
Soybean Meal Futures Contracts	24	Dec 2024	818,880	(28,694)
Wheat Futures Contracts	27	Dec 2024	787,725	(29,716)
Natural Gas Futures Contracts	19	Dec 2024	681,340	(44,128)
Natural Gas Futures Contracts	66	Nov 2024	2,195,820	(107,268)
Cotton #2 Futures Contracts	127	May 2025	4,855,845	(239,422)
Sugar #11 Futures Contracts	86	Feb 2025	2,170,090	(297,609)
			$25,073,355	$(673,522)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	$7,610,114	$987,215

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	7,610,145	983,943

Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	9,318,381	970,906

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	9,318,372	925,167
						$33,857,012	$3,867,231
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	4.56% (Federal Funds Rate - 0.26%)	At Maturity	05/16/28	$4,154,381	$(98,105)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.48% (Federal Funds Rate - 0.35%)	At Maturity	08/31/28	$4,154,412	$(119,984)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/16/28	9,351,080	(214,795)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	4.52% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	9,349,205	(916,444)
						$27,009,078	$(1,349,328)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Innoviva, Inc.	3,945	1.00%	$30,510
United Therapeutics Corp.	208	0.98%	28,417
Perdoceo Education Corp.	1,884	0.55%	20,581
Gilead Sciences, Inc.	994	1.10%	19,336
Ingredion, Inc.	575	1.04%	13,816
Cal-Maine Foods, Inc.	1,071	1.05%	13,745
Bristol-Myers Squibb Co.	1,232	0.84%	11,258
Catalyst Pharmaceuticals, Inc.	2,148	0.56%	10,058
Incyte Corp.	1,262	1.10%	9,637
Merck & Company, Inc.	656	0.98%	7,115
Johnson & Johnson	469	1.00%	6,768
Medtronic plc	549	0.65%	5,097
Alkermes plc	1,159	0.43%	3,479
Laureate Education, Inc. — Class A	1,815	0.40%	3,327
Protagonist Therapeutics, Inc.	794	0.47%	2,589
Stride, Inc.	321	0.36%	1,477
Royalty Pharma plc — Class A	2,668	0.99%	1,124
Jazz Pharmaceuticals plc	236	0.35%	906
Zimmer Biomet Holdings, Inc.	332	0.47%	795
Centene Corp.	218	0.22%	740
ADT, Inc.	2,489	0.24%	291
Regeneron Pharmaceuticals, Inc.	67	0.93%	82
Premier, Inc. — Class A	1,840	0.48%	80
Hologic, Inc.	968	1.04%	(469)
Biogen, Inc.	93	0.24%	(678)
Alarm.com Holdings, Inc.	1,261	0.91%	(3,975)
Inmode Ltd.	1,902	0.42%	(4,151)
USANA Health Sciences, Inc.	395	0.20%	(4,305)
Neurocrine Biosciences, Inc.	269	0.41%	(5,494)
Total Consumer, Non-cyclical			172,156
Industrial
Mueller Industries, Inc.	1,158	1.12%	37,324
Apogee Enterprises, Inc.	1,223	1.12%	28,239
Teekay Corp.	8,351	1.01%	25,429
UFP Industries, Inc.	675	1.15%	22,820
Owens Corning	387	0.90%	22,378
Teekay Tankers Ltd. — Class A	1,446	1.11%	20,788
International Seaways, Inc.	1,357	0.92%	18,919
Ardmore Shipping Corp.	2,860	0.68%	9,291
Caterpillar, Inc.	125	0.64%	7,816
Boise Cascade Co.	619	1.15%	7,347
Snap-on, Inc.	284	1.08%	7,062
Acuity Brands, Inc.	318	1.15%	6,914
Scorpio Tankers, Inc.	989	0.93%	4,278
Masterbrand, Inc.	1,698	0.41%	3,000
Donaldson Company, Inc.	800	0.77%	2,572
Mueller Water Products, Inc. — Class A	1,473	0.42%	2,550
Gates Industrial Corporation plc	2,016	0.46%	1,760
Benchmark Electronics, Inc.	403	0.23%	1,378
Gibraltar Industries, Inc.	342	0.31%	908
Griffon Corp.	372	0.34%	568
Textron, Inc.	349	0.41%	557
Avnet, Inc.	1,489	1.06%	360
Tennant Co.	619	0.78%	(344)
Vishay Intertechnology, Inc.	859	0.21%	(2,593)
Dorian LPG Ltd.	1,178	0.53%	(12,455)
Total Industrial			216,866
Utilities
National Fuel Gas Co.	1,301	1.04%	14,233
OGE Energy Corp.	1,943	1.05%	14,163
Black Hills Corp.	1,294	1.04%	11,044
Duke Energy Corp.	667	1.01%	8,412
Entergy Corp.	637	1.10%	6,087
Spire, Inc.	1,177	1.04%	2,226
Southwest Gas Holdings, Inc.	556	0.54%	1,760
PPL Corp.	835	0.36%	721
Avista Corp.	1,272	0.65%	(705)
Otter Tail Corp.	768	0.79%	(6,510)
Total Utilities			51,431
Consumer, Cyclical
Allison Transmission Holdings, Inc.	909	1.15%	40,787
M/I Homes, Inc.	203	0.46%	18,502
Monarch Casino & Resort, Inc.	1,025	1.07%	15,778
Toll Brothers, Inc.	294	0.60%	12,904
Lennar Corp. — Class A	169	0.42%	12,432
PC Connection, Inc.	679	0.67%	7,930
Buckle, Inc.	933	0.54%	5,795
Cummins, Inc.	115	0.49%	5,179
Patrick Industries, Inc.	166	0.31%	3,383
Columbia Sportswear Co.	768	0.84%	3,057
BorgWarner, Inc.	650	0.31%	2,578
Phinia, Inc.	1,031	0.62%	2,170
KB Home	231	0.26%	1,579
MRC Global, Inc.	1,473	0.25%	564
ScanSource, Inc.	847	0.53%	255
Sonos, Inc.	1,670	0.27%	110
Carter’s, Inc.	320	0.27%	(731)
Core & Main, Inc. — Class A	458	0.27%	(2,178)
Visteon Corp.	515	0.64%	(3,370)
Gentex Corp.	1,017	0.40%	(3,791)
MasterCraft Boat Holdings, Inc.	1,434	0.34%	(4,144)
PACCAR, Inc.	841	1.09%	(4,514)
Autoliv, Inc.	431	0.53%	(6,319)
Lear Corp.	685	0.98%	(11,173)
Movado Group, Inc.	1,873	0.46%	(13,863)
Total Consumer, Cyclical			82,920
Basic Materials
Cabot Corp.	368	0.54%	8,212
CF Industries Holdings, Inc.	614	0.69%	6,785
Sylvamo Corp.	340	0.38%	3,507
NewMarket Corp.	62	0.45%	2,486

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Minerals Technologies, Inc.	372	0.38%	$1,804
Total Basic Materials			22,794
Financial
Essent Group Ltd.	1,218	1.03%	30,159
NMI Holdings, Inc. — Class A	1,754	0.95%	20,223
Preferred Bank/Los Angeles CA	851	0.90%	19,522
Enact Holdings, Inc.	2,194	1.05%	18,898
Fidelity National Financial, Inc.	1,320	1.08%	18,363
MGIC Investment Corp.	3,069	1.03%	16,975
Synchrony Financial	1,260	0.83%	15,480
OFG Bancorp	1,749	1.03%	12,704
Hartford Financial Services Group, Inc.	679	1.05%	12,313
Enova International, Inc.	567	0.62%	9,097
International Bancshares Corp.	512	0.40%	8,399
Axis Capital Holdings Ltd.	911	0.95%	7,832
Janus Henderson Group plc	1,412	0.71%	6,958
American Express Co.	151	0.54%	5,883
RenaissanceRe Holdings Ltd.	125	0.45%	5,399
Reinsurance Group of America, Inc. — Class A	359	1.03%	4,467
Affiliated Managers Group, Inc.	360	0.84%	3,647
Arch Capital Group Ltd.	259	0.38%	3,346
Travelers Companies, Inc.	154	0.47%	3,105
Everest Group Ltd.	104	0.54%	2,434
Kilroy Realty Corp.	434	0.22%	1,510
Highwoods Properties, Inc.	807	0.36%	1,318
WP Carey, Inc.	253	0.21%	296
Raymond James Financial, Inc.	1	0.00%	18
OneMain Holdings, Inc.	565	0.35%	(330)
Park Hotels & Resorts, Inc.	1,800	0.33%	(381)
American International Group, Inc.	842	0.81%	(433)
Total Financial			227,202
Technology
Cirrus Logic, Inc.	500	0.82%	19,079
Zoom Video Communications, Inc. — Class A	979	0.90%	6,132
Amdocs Ltd.	692	0.80%	5,980
NetApp, Inc.	284	0.46%	5,484
IPG Photonics Corp.	649	0.63%	3,636
International Business Machines Corp.	145	0.42%	2,831
Adeia, Inc.	1,300	0.20%	1,697
TE Connectivity plc	331	0.66%	1,651
HP, Inc.	607	0.29%	808
Qorvo, Inc.	155	0.21%	(724)
Skyworks Solutions, Inc.	509	0.66%	(2,321)
Photronics, Inc.	1,329	0.43%	(3,245)
QUALCOMM, Inc.	395	0.88%	(5,264)
Total Technology			35,741
Communications
InterDigital, Inc.	579	1.08%	33,206
IDT Corp. — Class B	1,874	0.94%	27,423
AT&T, Inc.	3,524	1.02%	26,579
T-Mobile US, Inc.	314	0.85%	18,855
Verizon Communications, Inc.	1,509	0.89%	17,048
eBay, Inc.	588	0.50%	15,304
F5, Inc.	331	0.96%	14,550
ePlus, Inc.	582	0.75%	9,061
Gen Digital, Inc.	1,440	0.52%	4,115
Expedia Group, Inc.	114	0.22%	1,411
HealthStream, Inc.	800	0.30%	484
Spok Holdings, Inc.	2,494	0.49%	317
Anterix, Inc.	827	0.41%	(730)
Yelp, Inc. — Class A	1,461	0.67%	(1,630)
Gogo, Inc.	3,699	0.35%	(5,918)
Total Communications			160,075
Energy
DNOW, Inc.	1,537	0.26%	1,071
HF Sinclair Corp.	514	0.30%	(4,642)
Total Energy			(3,571)
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,976	0.84%	21,598
Total GS Long/Short Equity Long Custom Basket			$987,215

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Avis Budget Group, Inc.	225	(0.47)%	6,589
Patterson Companies, Inc.	2,191	(1.15)%	2,926
NeoGenomics, Inc.	1,828	(0.65)%	657
Verisk Analytics, Inc. — Class A	156	(1.01)%	(914)
Amicus Therapeutics, Inc.	1,992	(0.51)%	(1,025)
Spectrum Brands Holdings, Inc.	247	(0.57)%	(1,636)
Booz Allen Hamilton Holding Corp.	356	(1.39)%	(3,023)
GXO Logistics, Inc.	1,623	(2.04)%	(4,372)
Equifax, Inc.	81	(0.57)%	(4,401)
TransUnion	317	(0.80)%	(9,181)
Total Consumer, Non-cyclical			(14,380)
Financial
New York Mortgage Trust, Inc.	11,281	(1.73)%	31,260
Americold Realty Trust, Inc.	2,675	(1.83)%	16,231
Sun Communities, Inc.	490	(1.59)%	10,980
Cannae Holdings, Inc.	2,371	(1.09)%	7,170
TFS Financial Corp.	4,309	(1.33)%	3,913
PotlatchDeltic Corp.	1,439	(1.56)%	2,940
Triumph Financial, Inc.	474	(0.91)%	928
UDR, Inc.	572	(0.62)%	(643)
St. Joe Co.	1,347	(1.90)%	(1,313)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CoStar Group, Inc.	644	(1.17)%	$(1,711)
Capitol Federal Financial, Inc.	10,874	(1.53)%	(2,387)
Brighthouse Financial, Inc.	1,721	(1.87)%	(2,639)
Safehold, Inc.	1,967	(1.24)%	(2,723)
Marcus & Millichap, Inc.	1,781	(1.70)%	(3,050)
Digital Realty Trust, Inc.	232	(0.90)%	(3,081)
Burford Capital Ltd.	4,704	(1.50)%	(3,345)
Equity LifeStyle Properties, Inc.	921	(1.58)%	(3,910)
Apartment Investment and Management Co. — Class A	6,295	(1.37)%	(6,125)
Equinix, Inc.	94	(2.01)%	(8,075)
Banc of California, Inc.	4,477	(1.59)%	(8,249)
Veris Residential, Inc.	3,551	(1.53)%	(10,239)
Crown Castle, Inc.	578	(1.65)%	(11,693)
FTAI Infrastructure, Inc.	6,625	(1.49)%	(11,708)
SBA Communications Corp.	263	(1.52)%	(12,375)
State Street Corp.	904	(1.93)%	(12,724)
Redwood Trust, Inc.	10,408	(1.94)%	(13,891)
Iron Mountain, Inc.	672	(1.92)%	(18,466)
CBRE Group, Inc. — Class A	677	(2.03)%	(24,546)
Total Financial			(89,471)
Technology
Dayforce, Inc.	1,363	(2.01)%	4,192
Take-Two Interactive Software, Inc.	333	(1.23)%	1,291
KBR, Inc.	936	(1.47)%	(2,051)
Appian Corp. — Class A	743	(0.61)%	(2,377)
Total Technology			1,055
Basic Materials
Compass Minerals International, Inc.	4,766	(1.38)%	26,485
Novagold Resources, Inc.	11,589	(1.14)%	2,009
Ivanhoe Electric Incorporated / US	5,226	(1.06)%	(394)
Coeur Mining, Inc.	2,803	(0.46)%	(3,696)
Radius Recycling, Inc. — Class A	1,426	(0.64)%	(5,830)
Hecla Mining Co.	7,031	(1.13)%	(7,353)
MP Materials Corp.	3,995	(1.70)%	(8,597)
Total Basic Materials			2,623
Industrial
Montrose Environmental Group, Inc.	616	(0.39)%	12,259
Boeing Co.	248	(0.91)%	11,939
XPO, Inc.	500	(1.29)%	7,911
Saia, Inc.	65	(0.68)%	6,963
Old Dominion Freight Line, Inc.	292	(1.40)%	5,097
Knight-Swift Transportation Holdings, Inc.	640	(0.83)%	1,903
Norfolk Southern Corp.	176	(1.05)%	859
General Electric Co.	1	0.00%	(94)
Union Pacific Corp.	91	(0.54)%	(555)
Covenant Logistics Group, Inc. — Class A	560	(0.71)%	(588)
Casella Waste Systems, Inc. — Class A	348	(0.83)%	(682)
Materion Corp.	204	(0.55)%	(1,091)
Forward Air Corp.	637	(0.54)%	(1,947)
Perma-Fix Environmental Services, Inc.	1,769	(0.52)%	(2,994)
United Parcel Service, Inc. — Class B	329	(1.08)%	(3,097)
J.B. Hunt Transport Services, Inc.	353	(1.46)%	(5,275)
CH Robinson Worldwide, Inc.	757	(2.01)%	(18,403)
Total Industrial			12,205
Consumer, Cyclical
VSE Corp.	690	(1.37)%	3,164
Walgreens Boots Alliance, Inc.	1,832	(0.40)%	(851)
American Airlines Group, Inc.	7,053	(1.91)%	(1,695)
Madison Square Garden Sports Corp. — Class A	179	(0.90)%	(3,124)
JetBlue Airways Corp.	6,446	(1.02)%	(5,589)
LGI Homes, Inc.	315	(0.90)%	(10,114)
Total Consumer, Cyclical			(18,208)
Utilities
Middlesex Water Co.	604	(0.95)%	(2,044)
TXNM Energy, Inc.	1,145	(1.21)%	(6,846)
Eversource Energy	1,097	(1.80)%	(11,754)
Total Utilities			(20,644)
Energy
Valaris Ltd.	1,032	(1.38)%	15,616
Transocean Ltd.	17,541	(1.79)%	12,306
Core Laboratories, Inc.	3,816	(1.70)%	7,624
Expro Group Holdings N.V.	1,216	(0.50)%	1,181
Antero Resources Corp.	1,927	(1.33)%	688
Bristow Group, Inc.	1,438	(1.20)%	(2,982)
Oceaneering International, Inc.	1,589	(0.95)%	(3,097)
Total Energy			31,337
Communications
Sphere Entertainment Co.	394	(0.42)%	(267)
Uber Technologies, Inc.	256	(0.46)%	(2,355)
Total Communications			(2,622)
Total GS Long/Short Equity Short Custom Basket			$(98,105)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
United Therapeutics Corp.	208	0.98%	$28,344
Innoviva, Inc.	3,945	1.00%	26,023
Gilead Sciences, Inc.	994	1.09%	19,261
Cal-Maine Foods, Inc.	1,071	1.05%	14,304
Ingredion, Inc.	575	1.04%	13,936
Bristol-Myers Squibb Co.	1,232	0.84%	10,499
Catalyst Pharmaceuticals, Inc.	2,148	0.56%	10,097
Perdoceo Education Corp.	1,884	0.55%	9,898
Incyte Corp.	1,262	1.09%	9,794
Merck & Company, Inc.	656	0.98%	7,080
Johnson & Johnson	469	1.00%	6,809
Medtronic plc	549	0.65%	5,035
Laureate Education, Inc. — Class A	1,815	0.40%	3,381
Alkermes plc	1,159	0.43%	3,084
Protagonist Therapeutics, Inc.	794	0.47%	2,545
Stride, Inc.	321	0.36%	1,393
Royalty Pharma plc — Class A	2,668	0.99%	1,115
Jazz Pharmaceuticals plc	236	0.35%	904
Zimmer Biomet Holdings, Inc.	332	0.47%	813
Centene Corp.	218	0.22%	758
ADT, Inc.	2,489	0.24%	292
Premier, Inc. — Class A	1,840	0.48%	143
Regeneron Pharmaceuticals, Inc.	67	0.93%	8
Hologic, Inc.	968	1.04%	(577)
Biogen, Inc.	93	0.24%	(656)
Alarm.com Holdings, Inc.	1,261	0.91%	(3,882)
Inmode Ltd.	1,902	0.42%	(4,130)
USANA Health Sciences, Inc.	395	0.20%	(4,261)
Neurocrine Biosciences, Inc.	269	0.41%	(5,346)
Total Consumer, Non-cyclical			156,664
Industrial
Mueller Industries, Inc.	1,158	1.13%	42,760
Apogee Enterprises, Inc.	1,223	1.13%	26,195
Teekay Corp.	8,351	1.01%	25,512
Boise Cascade Co.	619	1.15%	24,454
Owens Corning	387	0.90%	22,229
Teekay Tankers Ltd. — Class A	1,446	1.11%	20,898
Scorpio Tankers, Inc.	989	0.93%	19,952
UFP Industries, Inc.	675	1.15%	17,246
International Seaways, Inc.	1,357	0.92%	11,576
Ardmore Shipping Corp.	2,860	0.68%	10,957
Snap-on, Inc.	284	1.08%	7,929
Caterpillar, Inc.	125	0.64%	7,812
Acuity Brands, Inc.	318	1.15%	6,870
Masterbrand, Inc.	1,698	0.41%	3,001
Donaldson Company, Inc.	800	0.77%	2,608
Mueller Water Products, Inc. — Class A	1,473	0.42%	2,529
Gates Industrial Corporation plc	2,016	0.46%	1,608
Benchmark Electronics, Inc.	403	0.23%	1,336
Gibraltar Industries, Inc.	342	0.31%	901
Textron, Inc.	349	0.41%	511
Griffon Corp.	372	0.34%	431
Avnet, Inc.	1,489	1.06%	156
Tennant Co.	619	0.78%	(400)
Vishay Intertechnology, Inc.	859	0.21%	(2,633)
Dorian LPG Ltd.	1,178	0.53%	(12,544)
Total Industrial			241,894
Utilities
OGE Energy Corp.	1,943	1.05%	14,423
National Fuel Gas Co.	1,301	1.04%	12,801
Black Hills Corp.	1,294	1.04%	11,422
Duke Energy Corp.	667	1.01%	8,477
Entergy Corp.	637	1.10%	5,989
Spire, Inc.	1,177	1.04%	2,243
Southwest Gas Holdings, Inc.	556	0.54%	1,815
PPL Corp.	835	0.36%	720
Avista Corp.	1,272	0.65%	(539)
Otter Tail Corp.	768	0.79%	(6,455)
Total Utilities			50,896
Basic Materials
Cabot Corp.	368	0.54%	8,166
CF Industries Holdings, Inc.	614	0.69%	6,770
Sylvamo Corp.	340	0.38%	3,332
NewMarket Corp.	62	0.45%	2,568
Minerals Technologies, Inc.	372	0.38%	1,864
Arcadium Lithium plc	2	0.00%	6
Total Basic Materials			22,706
Consumer, Cyclical
Allison Transmission Holdings, Inc.	909	1.15%	38,476
M/I Homes, Inc.	203	0.46%	18,500
Monarch Casino & Resort, Inc.	1,025	1.07%	15,824
Toll Brothers, Inc.	294	0.60%	12,906
Lennar Corp. — Class A	169	0.42%	12,395
PC Connection, Inc.	679	0.67%	7,895
Buckle, Inc.	933	0.54%	5,740
Cummins, Inc.	115	0.49%	5,160
Patrick Industries, Inc.	166	0.31%	3,324
Columbia Sportswear Co.	768	0.84%	3,058
BorgWarner, Inc.	650	0.31%	2,638
Phinia, Inc.	1,031	0.62%	1,971
KB Home	231	0.26%	1,578
MRC Global, Inc.	1,473	0.25%	592
ScanSource, Inc.	847	0.53%	161
Sonos, Inc.	1,670	0.27%	43
Steven Madden Ltd.	1	0.00%	25
Carter’s, Inc.	320	0.27%	(709)
Core & Main, Inc. — Class A	458	0.27%	(2,183)
Visteon Corp.	515	0.64%	(3,428)
Gentex Corp.	1,017	0.40%	(3,819)
MasterCraft Boat Holdings, Inc.	1,434	0.34%	(4,097)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PACCAR, Inc.	841	1.09%	$(4,533)
Autoliv, Inc.	431	0.53%	(6,284)
Lear Corp.	685	0.98%	(11,229)
Movado Group, Inc.	1,873	0.46%	(14,140)
Total Consumer, Cyclical			79,864
Financial
MGIC Investment Corp.	3,069	1.03%	25,669
NMI Holdings, Inc. — Class A	1,754	0.95%	20,344
Essent Group Ltd.	1,218	1.03%	20,026
Enact Holdings, Inc.	2,194	1.05%	18,825
Fidelity National Financial, Inc.	1,320	1.08%	18,204
Synchrony Financial	1,260	0.83%	15,425
OFG Bancorp	1,749	1.03%	12,685
Hartford Financial Services Group, Inc.	679	1.05%	12,333
Preferred Bank/Los Angeles CA	851	0.90%	11,853
Enova International, Inc.	567	0.62%	9,117
Axis Capital Holdings Ltd.	911	0.95%	7,881
International Bancshares Corp.	512	0.40%	7,856
Janus Henderson Group plc	1,412	0.71%	6,938
American Express Co.	151	0.54%	5,915
RenaissanceRe Holdings Ltd.	125	0.45%	5,404
Reinsurance Group of America, Inc. — Class A	359	1.03%	4,390
Affiliated Managers Group, Inc.	360	0.84%	3,505
Arch Capital Group Ltd.	259	0.38%	3,374
Travelers Companies, Inc.	154	0.47%	3,116
Everest Group Ltd.	104	0.54%	2,451
Kilroy Realty Corp.	434	0.22%	1,473
Highwoods Properties, Inc.	807	0.36%	1,334
WP Carey, Inc.	253	0.21%	287
Raymond James Financial, Inc.	1	0.00%	18
OneMain Holdings, Inc.	565	0.35%	(293)
Park Hotels & Resorts, Inc.	1,800	0.33%	(398)
American International Group, Inc.	842	0.81%	(414)
Total Financial			217,318
Technology
Cirrus Logic, Inc.	500	0.82%	19,046
Zoom Video Communications, Inc. — Class A	979	0.90%	6,216
Amdocs Ltd.	692	0.80%	6,162
NetApp, Inc.	284	0.46%	5,428
IPG Photonics Corp.	649	0.63%	3,752
International Business Machines Corp.	145	0.42%	2,845
Adeia, Inc.	1,300	0.20%	1,685
TE Connectivity plc	331	0.66%	1,557
HP, Inc.	607	0.29%	811
Qorvo, Inc.	155	0.21%	(730)
Skyworks Solutions, Inc.	509	0.66%	(2,326)
Photronics, Inc.	1,329	0.43%	(3,417)
QUALCOMM, Inc.	395	0.88%	(5,240)
Total Technology			35,789
Communications
InterDigital, Inc.	579	1.08%	33,182
IDT Corp. — Class B	1,874	0.94%	27,454
AT&T, Inc.	3,524	1.02%	26,625
T-Mobile US, Inc.	314	0.85%	18,877
Verizon Communications, Inc.	1,509	0.89%	17,242
eBay, Inc.	588	0.50%	15,344
F5, Inc.	331	0.96%	14,529
ePlus, Inc.	582	0.75%	9,103
Gen Digital, Inc.	1,440	0.52%	3,999
Expedia Group, Inc.	114	0.22%	1,421
HealthStream, Inc.	800	0.30%	492
Spok Holdings, Inc.	2,494	0.49%	173
Anterix, Inc.	827	0.41%	(737)
Yelp, Inc. — Class A	1,461	0.67%	(1,636)
Gogo, Inc.	3,699	0.35%	(5,341)
Total Communications			160,727
Energy
DNOW, Inc.	1,537	0.26%	1,134
HF Sinclair Corp.	514	0.30%	(4,692)
Total Energy			(3,558)
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,976	0.84%	21,643
Total MS Long/Short Equity Long Custom Basket			$983,943

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Avis Budget Group, Inc.	225	(0.47)%	6,625
Patterson Companies, Inc.	2,191	(1.15)%	3,056
NeoGenomics, Inc.	1,828	(0.65)%	768
Verisk Analytics, Inc. — Class A	156	(1.01)%	(855)
Amicus Therapeutics, Inc.	1,992	(0.51)%	(1,050)
Spectrum Brands Holdings, Inc.	247	(0.57)%	(1,647)
Booz Allen Hamilton Holding Corp.	356	(1.39)%	(3,041)
Equifax, Inc.	81	(0.57)%	(4,359)
GXO Logistics, Inc.	1,623	(2.03)%	(4,497)
TransUnion	317	(0.80)%	(9,208)
Total Consumer, Non-cyclical			(14,208)
Financial
New York Mortgage Trust, Inc.	11,281	(1.72)%	31,372
Americold Realty Trust, Inc.	2,675	(1.82)%	14,392
Cannae Holdings, Inc.	2,371	(1.09)%	7,224
TFS Financial Corp.	4,309	(1.33)%	3,541
PotlatchDeltic Corp.	1,439	(1.56)%	2,813
Triumph Financial, Inc.	474	(0.91)%	930

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
UDR, Inc.	572	(0.62)%	$(590)
St. Joe Co.	1,347	(1.89)%	(1,294)
CoStar Group, Inc.	644	(1.17)%	(1,683)
Brighthouse Financial, Inc.	1,721	(1.87)%	(2,514)
Capitol Federal Financial, Inc.	10,874	(1.53)%	(2,564)
Safehold, Inc.	1,967	(1.24)%	(2,666)
Marcus & Millichap, Inc.	1,781	(1.70)%	(2,990)
Digital Realty Trust, Inc.	232	(0.90)%	(3,049)
Burford Capital Ltd.	4,704	(1.50)%	(3,429)
Equity LifeStyle Properties, Inc.	921	(1.58)%	(3,926)
Sun Communities, Inc.	490	(1.59)%	(4,044)
Apartment Investment and Management Co. — Class A	6,295	(1.37)%	(6,173)
Banc of California, Inc.	4,477	(1.59)%	(8,172)
Equinix, Inc.	94	(2.02)%	(9,485)
Veris Residential, Inc.	3,551	(1.53)%	(10,216)
FTAI Infrastructure, Inc.	6,625	(1.49)%	(11,539)
Crown Castle, Inc.	578	(1.65)%	(11,666)
SBA Communications Corp.	263	(1.52)%	(12,297)
State Street Corp.	904	(1.93)%	(12,696)
Redwood Trust, Inc.	10,408	(1.95)%	(13,919)
Iron Mountain, Inc.	672	(1.92)%	(18,434)
CBRE Group, Inc. — Class A	677	(2.04)%	(24,472)
Total Financial			(107,545)
Technology
Dayforce, Inc.	1,363	(2.02)%	4,368
Take-Two Interactive Software, Inc.	333	(1.23)%	1,172
KBR, Inc.	936	(1.47)%	(1,996)
Appian Corp. — Class A	743	(0.61)%	(2,201)
Total Technology			1,343
Basic Materials
Compass Minerals International, Inc.	4,766	(1.38)%	26,950
Novagold Resources, Inc.	11,589	(1.14)%	134
Arcadium Lithium plc	2	0.00%	5
Ivanhoe Electric Incorporated / US	5,226	(1.06)%	(771)
Coeur Mining, Inc.	2,803	(0.46)%	(3,644)
Radius Recycling, Inc. — Class A	1,426	(0.64)%	(5,647)
MP Materials Corp.	3,995	(1.70)%	(9,327)
Hecla Mining Co.	7,031	(1.13)%	(13,800)
Total Basic Materials			(6,100)
Industrial
Montrose Environmental Group, Inc.	616	(0.39)%	12,440
Boeing Co.	248	(0.91)%	11,919
XPO, Inc.	500	(1.29)%	7,499
Saia, Inc.	65	(0.68)%	6,998
Old Dominion Freight Line, Inc.	292	(1.40)%	4,978
Knight-Swift Transportation Holdings, Inc.	640	(0.83)%	1,919
Norfolk Southern Corp.	176	(1.05)%	803
GE Vernova, Inc.	0	0.00%	(36)
General Electric Co.	1	0.00%	(94)
Union Pacific Corp.	91	(0.54)%	(549)
Casella Waste Systems, Inc. — Class A	348	(0.83)%	(634)
Covenant Logistics Group, Inc. — Class A	560	(0.71)%	(662)
Materion Corp.	204	(0.55)%	(1,104)
Forward Air Corp.	637	(0.54)%	(1,721)
Perma-Fix Environmental Services, Inc.	1,769	(0.52)%	(3,004)
United Parcel Service, Inc. — Class B	329	(1.08)%	(3,077)
J.B. Hunt Transport Services, Inc.	353	(1.46)%	(5,147)
CH Robinson Worldwide, Inc.	757	(2.01)%	(18,081)
Total Industrial			12,448
Consumer, Cyclical
VSE Corp.	690	(1.37)%	3,160
Steven Madden Ltd.	1	0.00%	(5)
Walgreens Boots Alliance, Inc.	1,832	(0.40)%	(848)
American Airlines Group, Inc.	7,053	(1.91)%	(1,835)
Madison Square Garden Sports Corp. — Class A	179	(0.90)%	(3,195)
JetBlue Airways Corp.	6,446	(1.02)%	(5,535)
LGI Homes, Inc.	315	(0.90)%	(10,065)
Total Consumer, Cyclical			(18,324)
Utilities
Middlesex Water Co.	604	(0.95)%	(1,984)
TXNM Energy, Inc.	1,145	(1.21)%	(6,840)
Eversource Energy	1,097	(1.80)%	(11,814)
Total Utilities			(20,637)
Energy
Valaris Ltd.	1,032	(1.38)%	19,598
Transocean Ltd.	17,541	(1.79)%	12,495
Core Laboratories, Inc.	3,816	(1.70)%	7,583
Expro Group Holdings N.V.	1,216	(0.50)%	1,334
Antero Resources Corp.	1,927	(1.33)%	758
Bristow Group, Inc.	1,438	(1.20)%	(3,064)
Oceaneering International, Inc.	1,589	(0.95)%	(3,073)
Total Energy			35,630
Communications
Sphere Entertainment Co.	394	(0.42)%	(225)
Uber Technologies, Inc.	256	(0.46)%	(2,366)
Total Communications			(2,591)
Total MS Long/Short Equity Short Custom Basket			$(119,984)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Vornado Realty Trust	8,462	3.58%	$130,115
Kimco Realty Corp.	16,206	4.04%	100,838
Kilroy Realty Corp.	15,687	6.51%	92,168
VICI Properties, Inc.	15,565	5.56%	77,009
Kite Realty Group Trust	15,142	4.32%	69,387
Sabra Health Care REIT, Inc.	13,736	2.74%	67,423
CareTrust REIT, Inc.	5,540	1.83%	59,555
Invitation Homes, Inc.	16,474	6.23%	58,813
Digital Realty Trust, Inc.	1,132	1.97%	49,979
American Homes 4 Rent — Class A	7,645	3.15%	36,139
Ryman Hospitality Properties, Inc.	1,534	1.77%	35,141
Alexandria Real Estate Equities, Inc.	3,288	4.19%	34,506
InvenTrust Properties Corp.	7,017	2.14%	31,049
Tanger, Inc.	5,248	1.87%	29,977
EPR Properties	4,000	2.11%	23,397
SBA Communications Corp.	720	1.86%	20,884
National Storage Affiliates Trust	3,568	1.85%	17,150
WP Carey, Inc.	3,032	2.03%	16,882
STAG Industrial, Inc.	8,716	3.66%	8,510
NNN REIT, Inc.	5,357	2.79%	7,995
UDR, Inc.	5,860	2.85%	7,361
Apple Hospitality REIT, Inc.	22,742	3.62%	6,490
Extra Space Storage, Inc.	951	1.84%	4,156
Simon Property Group, Inc.	1,014	1.84%	2,489
Prologis, Inc.	2,726	3.69%	2,364
RLJ Lodging Trust	9,632	0.95%	1,241
American Tower Corp. — Class A	733	1.83%	1,063
Gaming and Leisure Properties, Inc.	5,041	2.78%	808
Healthcare Realty Trust, Inc.	18,773	3.66%	(113)
Alexander & Baldwin, Inc.	4,371	0.90%	(2,079)
NETSTREIT Corp.	10,509	1.86%	(3,850)
Essex Property Trust, Inc.	1,755	5.55%	(4,607)
Park Hotels & Resorts, Inc.	29,245	4.43%	(11,334)
Total Financial			970,906
Total MS Equity Market Neutral Long Custom Basket			$970,906

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Service Properties Trust	16,664	(0.81)%	60,883
Pebblebrook Hotel Trust	18,851	(2.67)%	25,658
Host Hotels & Resorts, Inc.	9,313	(1.75)%	5,173
LXP Industrial Trust	12,583	(1.35)%	3,222
Americold Realty Trust, Inc.	3,894	(1.18)%	940
Rexford Industrial Realty, Inc.	2,179	(1.17)%	861
Equity LifeStyle Properties, Inc.	2,386	(1.82)%	846
EastGroup Properties, Inc.	597	(1.19)%	535
Cousins Properties, Inc.	5,737	(1.81)%	(33)
Independence Realty Trust, Inc.	2,463	(0.54)%	(165)
Getty Realty Corp.	3,831	(1.30)%	(1,106)
Global Net Lease, Inc.	11,072	(1.00)%	(1,871)
Sun Communities, Inc.	1,256	(1.82)%	(2,166)
JBG SMITH Properties	3,853	(0.72)%	(3,131)
Regency Centers Corp.	2,428	(1.88)%	(5,008)
CubeSmart	3,200	(1.84)%	(7,778)
DiamondRock Hospitality Co.	21,346	(1.99)%	(10,741)
Veris Residential, Inc.	5,226	(1.00)%	(11,740)
Public Storage	479	(1.86)%	(12,517)
Four Corners Property Trust, Inc.	8,687	(2.72)%	(15,332)
Safehold, Inc.	4,313	(1.21)%	(15,868)
Equinix, Inc.	214	(2.03)%	(22,930)
Phillips Edison & Company, Inc.	7,340	(2.96)%	(23,305)
Crown Castle, Inc.	2,938	(3.73)%	(25,103)
Sunstone Hotel Investors, Inc.	31,983	(3.53)%	(28,883)
Acadia Realty Trust	7,346	(1.84)%	(31,856)
SL Green Realty Corp.	3,277	(2.44)%	(39,902)
Realty Income Corp.	5,561	(3.77)%	(40,754)
Terreno Realty Corp.	5,041	(3.60)%	(41,266)
Federal Realty Investment Trust	2,981	(3.67)%	(48,004)
Omega Healthcare Investors, Inc.	6,282	(2.73)%	(53,728)
Mid-America Apartment Communities, Inc.	3,960	(6.74)%	(53,736)
BXP, Inc.	6,669	(5.75)%	(56,078)
Agree Realty Corp.	5,322	(4.29)%	(56,661)
Macerich Co.	19,485	(3.80)%	(61,167)
Douglas Emmett, Inc.	18,487	(3.47)%	(68,438)
Camden Property Trust	4,496	(5.95)%	(78,504)
National Health Investors, Inc.	5,262	(4.73)%	(166,112)
Total Financial			(885,765)
Exchange-Traded Funds
Vanguard Real Estate ETF	3,205	(3.34)%	(30,679)
Total MS Equity Market Neutral Short Custom Basket			$(916,444)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Vornado Realty Trust	8,462	3.58%	$126,878
Kimco Realty Corp.	16,206	4.04%	101,430
Kilroy Realty Corp.	15,687	6.51%	91,939
Kite Realty Group Trust	15,142	4.32%	85,882
VICI Properties, Inc.	15,565	5.56%	76,602
Sabra Health Care REIT, Inc.	13,736	2.74%	67,010
Invitation Homes, Inc.	16,474	6.23%	58,828
Digital Realty Trust, Inc.	1,132	1.97%	50,052
American Homes 4 Rent — Class A	7,645	3.15%	36,162
Alexandria Real Estate Equities, Inc.	3,288	4.19%	32,391
CareTrust REIT, Inc.	5,540	1.83%	31,871
Tanger, Inc.	5,248	1.87%	30,522
EPR Properties	4,000	2.11%	23,660
InvenTrust Properties Corp.	7,017	2.14%	21,019
Ryman Hospitality Properties, Inc.	1,534	1.77%	19,426
SBA Communications Corp.	720	1.86%	18,940
National Storage Affiliates Trust	3,568	1.85%	16,951
WP Carey, Inc.	3,032	2.03%	16,260
STAG Industrial, Inc.	8,716	3.66%	9,766
NNN REIT, Inc.	5,357	2.79%	7,593
UDR, Inc.	5,860	2.85%	6,853
Apple Hospitality REIT, Inc.	22,742	3.62%	6,816
Extra Space Storage, Inc.	951	1.84%	4,405
Simon Property Group, Inc.	1,014	1.84%	2,100
American Tower Corp. — Class A	733	1.83%	1,208
RLJ Lodging Trust	9,632	0.95%	1,131
Prologis, Inc.	2,726	3.69%	1,046
Gaming and Leisure Properties, Inc.	5,041	2.78%	1,014
Healthcare Realty Trust, Inc.	18,773	3.66%	(713)
Alexander & Baldwin, Inc.	4,371	0.90%	(2,096)
NETSTREIT Corp.	10,509	1.86%	(3,033)
Essex Property Trust, Inc.	1,755	5.55%	(5,031)
Park Hotels & Resorts, Inc.	29,245	4.43%	(11,715)
Total Financial			925,167
Total GS Equity Market Neutral Long Custom Basket			$925,167

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Douglas Emmett, Inc.	18,721	(3.52)%	197,195
Camden Property Trust	4,496	(5.94)%	68,839
Mid-America Apartment Communities, Inc.	3,960	(6.73)%	60,814
Service Properties Trust	16,664	(0.81)%	43,145
Pebblebrook Hotel Trust	18,851	(2.67)%	23,490
Realty Income Corp.	5,561	(3.77)%	10,946
JBG SMITH Properties	3,853	(0.72)%	8,524
Host Hotels & Resorts, Inc.	9,313	(1.75)%	5,294
Sunstone Hotel Investors, Inc.	31,983	(3.53)%	3,762
LXP Industrial Trust	12,583	(1.35)%	3,395
Rexford Industrial Realty, Inc.	2,179	(1.17)%	1,457
Equity LifeStyle Properties, Inc.	2,386	(1.82)%	867
Americold Realty Trust, Inc.	3,894	(1.18)%	758
EastGroup Properties, Inc.	597	(1.19)%	646
Cousins Properties, Inc.	5,737	(1.81)%	(122)
Independence Realty Trust, Inc.	2,463	(0.54)%	(220)
Getty Realty Corp.	3,831	(1.30)%	(1,131)
Global Net Lease, Inc.	11,072	(1.00)%	(1,772)
Sun Communities, Inc.	1,256	(1.82)%	(2,131)
Regency Centers Corp.	2,428	(1.88)%	(6,505)
CubeSmart	3,200	(1.84)%	(8,096)
DiamondRock Hospitality Co.	21,346	(1.99)%	(8,550)
Veris Residential, Inc.	5,226	(1.00)%	(11,603)
Public Storage	479	(1.86)%	(13,288)
Safehold, Inc.	4,313	(1.21)%	(17,464)
Four Corners Property Trust, Inc.	8,687	(2.72)%	(17,756)
Equinix, Inc.	214	(2.03)%	(22,824)
Phillips Edison & Company, Inc.	7,340	(2.96)%	(23,003)
Crown Castle, Inc.	2,938	(3.73)%	(23,725)
Federal Realty Investment Trust	2,981	(3.67)%	(29,665)
Acadia Realty Trust	7,346	(1.84)%	(32,157)
Terreno Realty Corp.	5,041	(3.60)%	(41,500)
Macerich Co.	19,485	(3.80)%	(45,076)
SL Green Realty Corp.	3,245	(2.42)%	(46,540)
BXP, Inc.	6,669	(5.74)%	(55,666)
Omega Healthcare Investors, Inc.	6,282	(2.73)%	(56,599)
Agree Realty Corp.	5,322	(4.29)%	(58,840)
National Health Investors, Inc.	5,262	(4.73)%	(160,452)
Total Financial			(255,553)
Exchange-Traded Funds
Vanguard Real Estate ETF	3,205	(3.34)%	40,758
Total GS Equity Market Neutral Short Custom Basket			$(214,795)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at September 30, 2024.
[2]	All or a portion of this security is on loan at September 30, 2024 — See Note 5.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2024.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2024.

ADR — American Depositary Receipt

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$25,574,095		$—	$—		$25,574,095
Rights	—	*	—	—	*	—
Mutual Funds	9,880,416		—	—		9,880,416
Closed-End Mutual Funds	3,923,903		—	—		3,923,903
U.S. Treasury Bills	—		8,102,151	—		8,102,151
Repurchase Agreements	—		5,281,352	—		5,281,352
Securities Lending Collateral	134,598		—	—		134,598
Commodity Futures Contracts**	1,113,667		—	—		1,113,667
Currency Futures Contracts**	333,844		—	—		333,844
Interest Rate Futures Contracts**	98,970		107,159	—		206,129
Equity Futures Contracts**	45,360		14,851	—		60,211
Equity Custom Basket Swap Agreements**	—		3,867,231	—		3,867,231
Total Assets	$41,104,853		$17,372,744	$—		$58,477,597

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$6,216,454	$—	$—	$6,216,454
Exchange-Traded Funds Sold Short	3,748,392	—	—	3,748,392
Commodity Futures Contracts**	970,810	—	—	970,810
Currency Futures Contracts**	38,943	—	—	38,943
Equity Futures Contracts**	36,299	—	—	36,299
Interest Rate Futures Contracts**	38	—	—	38
Equity Custom Basket Swap Agreements**	—	1,349,328	—	1,349,328
Total Liabilities	$11,010,936	$1,349,328	$—	$12,360,264

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,605,643	$–	$(2,200,000)	$(17,600)	$96,144	$4,484,187	180,814	$271,702
Guggenheim Strategy Fund III	1,940,217	–	(300,000)	(3,515)	29,903	1,666,605	66,959	77,816
Guggenheim Ultra Short Duration Fund — Institutional Class	5,143,454	–	(1,500,000)	9,451	76,719	3,729,624	372,218	195,020
	$13,689,314	$–	$(4,000,000)	$(11,664)	$202,766	$9,880,416		$544,538

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act.. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As applicable to their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) or a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 4.86% Due 10/01/24	$147,358,750	$147,378,643	U.S. Treasury Strip 0.00% Due 08/15/25	$155,537,427	$150,305,926

BofA Securities, Inc. 4.85% Due 10/01/24	121,711,476	121,727,874	U.S. Treasury Strip 0.00% Due 05/15/32	165,639,580	124,145,706

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$125,562	$134,598

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary will be classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$3,922,759	$—	$(232,271)	$(232,271)
Managed Futures Strategy Fund	36,070,741	981,818	(521,339)	460,479
Multi-Hedge Strategies Fund	42,810,122	7,265,008	(3,957,797)	3,307,211

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, extreme weather, natural/environmental or man made disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.